Risks and Financial Instruments - Additional Information (Detail) R$ / $ in Millions, R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 BRL (R$) R$ / $	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2018 USD ($) R$ / $	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net liability position | R$	R$ 1,726.1		R$ 1,430.4
Number of customer or group accounts for more than 10% of total revenue	0	0
Investment plan | R$	R$ 1,762.0
Cash, cash equivalents, and short-term financial investments | R$	6,792.1
Principal amount of zero cost collars				$ 149.4
Notional amount of exchange rate hedging instruments of firm commitments designated as cash flow hedges					$ 115.0
Cash flow hedges gain (loss) | R$	10.7		(45.4)
Unrealized gain (loss) of other comprehensive income, net of deferred income and social contribution taxes | R$	5.3
Notional amount of foreign exchange hedging instruments for highly probable future transactions designated as fair value hedge, related to notes in the foreign market				570.0	570.0
Unrealized loss of other comprehensive income, net of deferred income and social contribution taxes | R$	(243.7)		(30.5)
Notional amount of foreign exchange hedging instruments for highly probable future transactions designated as cash flow hedge, related to future sales revenues				149.4
Unrealized loss of other comprehensive income, net of deferred IRPJ and CSLL | R$	0.2
Balance of foreign exchange hedging instruments designated as net investments hedge in foreign entities				96.0	$ 113.0
Unrealized loss of other comprehensive income, net of deferred income and social contribution taxes | R$	R$ (45.9)		R$ (6.2)
Exchange Rate Swap Receivable In U S Dollars [member] | Payables in CDI interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				(1,311.8)
CDI rate	75.50%	75.50%
Exchange Rate Swap Receivable In U S Dollars [member] | Asset position at US dollar + 1.17% p.a. [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 368.8
Financial investment basis spread	2.43%			2.43%
Exchange Rate Swap Receivable In U S Dollars [member] | Asset position at US dollar + LIBOR + 1.29% p.a. [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 210.0
Financial investment basis spread	1.29%			1.29%
Exchange Rate Swap Receivable In U S Dollars [member] | Asset position at US dollar + 5.65% p.a. [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 733.0
Financial investment basis spread	5.65%			5.65%
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Contract price range (R$/US$) | R$ / $	3.6			3.6
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Contract price range (R$/US$) | R$ / $	4.6			4.6
Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Gross indebtedness | R$	R$ 2,869.0
Scenario I [member]
Disclosure of detailed information about financial instruments [line items]
Floating interest rate variation	10.00%	10.00%
Scenario II [member]
Disclosure of detailed information about financial instruments [line items]
Floating interest rate variation	25.00%	25.00%
Likely scenario pre-fixed interest rate deterioration.	25.00%	25.00%
Scenario III [member]
Disclosure of detailed information about financial instruments [line items]
Floating interest rate variation	50.00%	50.00%
Likely scenario pre-fixed interest rate deterioration.	50.00%	50.00%
Hedging against foreign exchange exposure of operations [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 8.9
CDI rate	32.90%	32.90%
Financial investment basis spread	0.00%			0.00%
Hedging against fixed interest rate plus IPCA in Brazilian Reais [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | R$	R$ 806.1
CDI rate	95.80%	95.80%
Financial investment basis spread	4.57%			4.57%
Foreign exchange hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount designated as fair value hedge		$ 395.0